Offsetting financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of offsetting of financial assets and financial liabilities [Table Text Block]
The following table presents the recognized financial instruments that are offset as at December 31, 2025 and 2024:

	Effects of offsetting on the Consolidated Statements of Financial Position
2025	Gross amounts	Gross amounts set off	Net amounts presented
Financial assets	US$	US$	US$
Cash and cash equivalents	719,897	—	719,897
Financial assets at FVPL	99,089	—	99,089
Trade and other receivables	558,154	13,870	572,024
Derivative financial instruments	140	—	140
Other assets	29,607	—	29,607
Total	1,406,887	13,870	1,420,757
Financial liabilities
Trade and other payables	868,306	(13,870)	854,436
Lease Liabilities	3,385	—	3,385
Derivative financial instruments	1,567	—	1,567
Financial liabilities	86,898	—	86,898
Total	960,156	(13,870)	946,286

2024	Gross amounts	Gross amounts set off	Net amounts presented
Financial assets	US$	US$	US$
Cash and cash equivalents	425,172	—	425,172
Financial assets at FVPL	129,319	—	129,319
Trade and other receivables	504,529	(7,816)	496,713
Derivative financial instruments	2,874	—	2,874
Other assets	18,805	—	18,805
Total	1,080,699	(7,816)	1,072,883
Financial liabilities
Trade and other payables	614,762	(16,975)	597,787
Lease Liabilities	4,000	—	4,000
Derivative financial instruments	6,227	—	6,227
Financial liabilities	50,455	—	50,455
Total	624,989	(16,975)	608,014